UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roxbury Capital Management, LLC
Address: 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343

Form 13F File Number: 28-02510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson              Minnetonka, MN                  02/11/2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                        84
Form 13F Information Table Value Total:              $801,166,338


Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number     Name
1           28-13243                 Mar Vista Investment Partners, LLC

                           FORM 13F INFORMATION TABLE

NAME OF                        TITLE          CUSIP                 SHRS OR    SH/   PUT/ INVESTMENT OTHER       VOTING AUTHORITY
ISSUER                         OF CLASS                  VALUE      PRN AMT    PRN   CALL DISCRETION MANAGERS  SOLE      SHARED NONE
----------------------------   -------------- ---------  --------   ---------- ---   ---- --------   --------  --------- ------ ----
ABAXIS INC                     COM            002567105      25,508        950  SH        SOLE                     950
ACXIOM CORP                    COM            005125109  11,715,319    683,109  SH        SOLE                  683109
ALEXANDRIA REAL EST EQTS INC   COM            015271109   8,163,508    111,432  SH        SOLE                  111432
AMERIGROUP CORP                COM            03073T102   9,909,230    225,620  SH        SOLE                  225620
ARVINMERITOR INC COM           COM            043353101   8,387,550    408,750  SH        SOLE                  408750
B E AEROSPACE INC              COM            073302101   5,407,639    146,034  SH        SOLE                  146034
BIO-REFERENCE LABS             COM $.01 NEW   09057G602   9,393,563    423,515  SH        SOLE                  423515
BLUE NILE INC                  COM            09578R103   6,497,137    113,865  SH        SOLE                  113865
CALIX INC COM                  COM            13100M509   5,683,707    336,314  SH        SOLE                  336314
CHART INDUSTRIES INC           COM PAR $0.01  16115Q308   6,883,688    203,780  SH        SOLE                  203780
CHINACAST EDU CORP COM         COM            16946T109   4,915,704    633,467  SH        SOLE                  633467
CODEXIS INC COM                COM            192005106   9,294,684    876,857  SH        SOLE                  876857
COINSTAR INC                   COM            19259P300   5,815,070    103,031  SH        SOLE                  103031
COOPER COS INC                 COM NEW        216648402  10,276,416    182,400  SH        SOLE                  182400
DIGITALGLOBE INC               COM NEW        25389M877  10,205,071    321,825  SH        SOLE                  321825
DRAGONWAVE INC COM             COM            26144M103   8,550,269  1,013,065  SH        SOLE                 1013065
ELSTER GROUP SE SPONSORED ADR  SPONSORED ADR  290348101   5,883,938    347,135  SH        SOLE                  347135
EMERGENCY MEDICAL SVCS CORP CL CL A           29100P102  22,508,186    348,370  SH        SOLE                  348370
EMULEX CORP                    COM NEW        292475209   8,656,501    742,410  SH        SOLE                  742410
ENTROPIC COMMUNICATIONS INC CO COM            29384R105   7,054,901    584,015  SH        SOLE                  584015
ESCO TECHNOLOGIES INC          COM            296315104  12,183,761    321,981  SH        SOLE                  321981
EZCORP INC CL A                CL A NON VTG   302301106   8,235,935    303,573  SH        SOLE                  303573
FABRINET                       SHS            G3323L100   7,054,731    328,127  SH        SOLE                  328127
FINISAR CORP COM               COM NEW        31787A507  15,211,523    512,345  SH        SOLE                  512345
FIRST CASH FINL SVCS INC       COM            31942D107  12,238,819    394,928  SH        SOLE                  394928
FSI INTL INC                   COM            302633102   5,936,789  1,343,165  SH        SOLE                 1343165
GENESCO INC                    COM            371532102   6,270,390    167,255  SH        SOLE                  167255
GENESSE & WYOMING              CL A           371559105  11,038,698    208,474  SH        SOLE                  208474
GEOEYE INC                     COM            37250W108  18,577,248    438,246  SH        SOLE                  438246
HEALTHSPRING INC               COM            42224N101  14,138,898    532,940  SH        SOLE                  532940
HECKMANN CORP COM              COM            422680108   9,712,568  1,930,928  SH        SOLE                 1930928
HNI CORP COM                   COM            404251100   9,185,904    294,420  SH        SOLE                  294420
INSITUFORM TECHNOLOGIES CL A   CL A           457667103   8,526,279    321,625  SH        SOLE                  321625
INTERNAP NETWORK SERVICES CORP COM PAR $.001  45885A300  14,027,910  2,307,222  SH        SOLE                 2307222
INTERNATIONAL RECTIFIER CORP   COM            460254105   7,910,604    266,440  SH        SOLE                  266440
INTEROIL CORP COM              COM            460951106   9,667,830    134,145  SH        SOLE                  134145
JARDEN CORP                    COM            471109108   7,092,846    229,765  SH        SOLE                  229765
JINKOSOLAR HLDG CO LTD SPONSOR SPONSORED ADR  47759T100   5,212,106    259,051  SH        SOLE                  259051
KEMET CORP COM NEW             COM NEW        488360207   8,868,722    608,280  SH        SOLE                  608280
KIT DIGITAL INC COM NEW        COM NEW        482470200  12,533,351    781,381  SH        SOLE                  781381
KRONOS WORLDWIDE INC COM       COM            50105F105  16,444,692    387,025  SH        SOLE                  387025
KULICKE & SOFFA INDS INC       COM            501242101   9,849,348  1,367,965  SH        SOLE                 1367965
LITHIA MTRS INC CL A           CL A           536797103   2,010,746    140,710  SH        SOLE                  140710
LITTELFUSE INC                 COM            537008104  11,510,217    244,586  SH        SOLE                  244586
LORAL SPACE & COMMUNICATNS ICO COM            543881106  22,884,210    299,140  SH        SOLE                  299140
MAXIMUS INC                    COM            577933104   6,724,376    102,537  SH        SOLE                  102537
MAXWELL TECHNOLOGIES INC       COM            577767106   2,986,056    158,076  SH        SOLE                  158076
MEDASSETS INC COM              COM            584045108   4,064,752    201,325  SH        SOLE                  201325
MEDIVATION INC                 COM            58501N101   9,165,411    604,180  SH        SOLE                  604180
MEDNAX INC                     COM            58502B106  17,749,285    263,773  SH        SOLE                  263773
MENS WEARHOUSE INC             COM            587118100  12,376,591    495,460  SH        SOLE                  495460
MIPS TECHNOLOGIES INC CL A     COM            604567107  10,426,488    687,355  SH        SOLE                  687355
MOBILE MINI INC                COM            60740F105   6,606,980    335,550  SH        SOLE                  335550
NORTH AMERICAN ENERGY PARTNERS COM            656844107   7,612,577    620,928  SH        SOLE                  620928
NORTHERN OIL & GAS INC NEV COM COM            665531109   8,507,343    312,655  SH        SOLE                  312655
OCZ TECHNOLOGY GROUP INC COM   COM            67086E303   7,310,663  1,516,735  SH        SOLE                 1516735
OLD DOMINION FREIGHT LINES INC COM            679580100  14,047,929    439,135  SH        SOLE                  439135
OSI SYS INC                    COM            671044105   7,898,083    217,219  SH        SOLE                  217219
PARK STERLING BANK COM         COM            70086W109  10,396,583  1,682,295  SH        SOLE                 1682295
PEGASYSTEMS INC COM            COM            705573103  13,175,628    359,695  SH        SOLE                  359695
PHILLIPS VAN HEUSEN CORP       COM            718592108   7,761,887    123,185  SH        SOLE                  123185
PIER 1 IMPORTS INC             COM            720279108   4,690,928    446,755  SH        SOLE                  446755
POWERWAVE TECHNOLOGIES INC     COM            739363109   3,749,728  1,476,271  SH        SOLE                 1476271
RADWARE LTD                    ORD            M81873107  16,831,862    448,730  SH        SOLE                  448730
RENESOLA LTD SPONS ADR         SPONS ADS      75971T103   7,100,114    812,370  SH        SOLE                  812370
RUSH ENTERPISES INC CL A       CL A           781846209   6,154,382    301,095  SH        SOLE                  301095
SAVVIS INC                     COM NEW        805423308  12,689,820    497,250  SH        SOLE                  497250
SCHWEITZER-MAUDUIT INTL        COM            808541106   3,109,381     49,418  SH        SOLE                   49418
SIERRA WIRELESS INC            COM            826516106   6,885,923    461,523  SH        SOLE                  461523
SMITH MICRO SOFTWARE INC       COM            832154108   6,191,093    393,335  SH        SOLE                  393335
SONUS NETWORKS INC             COM            835916107   3,689,790  1,381,944  SH        SOLE                 1381944
SOUFUN HLDGS LTD ADR           ADR            836034108   9,543,986    133,445  SH        SOLE                  133445
SXC HEALTH SOLUTIONS CORP      COM            78505P100  17,341,113    404,599  SH        SOLE                  404599
SYNIVERSE HLDGS INC            COM            87163F106   8,170,623    264,850  SH        SOLE                  264850
TEMPUR-PEDIC INTL INC          COM            88023U101   8,361,123    208,715  SH        SOLE                  208715
TEXAS ROADHOUSE INC CL A       COM            882681109  13,999,886    815,369  SH        SOLE                  815369
TRACTOR SUPPLY CO              COM            892356106  17,320,822    357,204  SH        SOLE                  357204
UMPQUA HLDGS CORP              COM            904214103   6,380,396    523,842  SH        SOLE                  523842
UNITED NATURAL FOODS           COM            911163103   7,959,340    216,994  SH        SOLE                  216994
UNITED RENTALS INC             COM            911363109  11,992,663    527,150  SH        SOLE                  527150
UNITED THERAPEUTICS CORP       COM            91307C102  20,499,022    324,249  SH        SOLE                  324249
UNITEK GLOBAL SERVICES INC COM COM NEW        91324T302   7,777,990    792,056  SH        SOLE                  792056
WHITING PETE CORP              COM            966387102  14,119,520    120,484  SH        SOLE                  120484
WOLVERINE WORLD WIDE INC       COM            978097103   8,244,487    258,610  SH        SOLE                  258610